Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Impairment Loss	$ 0	$ 558,168
Research and Development in Process	1,150,000	0
Goodwill, Acquired During Period	11,117,770
Amorcyte [Member]
Goodwill [Line Items]
Research and Development in Process	$ 9,400,000